(Loss) / earnings per share - Schedule of Basic and Diluted (Loss) / Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income / (loss) attributable to equity holders of the parent - basic	$ 94,124	$ (48,490)	$ (190,071)
Convertible notes interest expense	0	0	0
Convertible notes deferred financing amortization	0	0	0
Net income / (loss) attributable to equity holders of the parent - diluted	$ 94,124	$ (48,490)	$ (190,071)
Basic weighted average number of shares (in shares)	54,665,898	49,857,998	34,824,311
Effect of dilutive potential basic shares:
Restricted stock (in shares)	1,726,413	0	0
Convertible notes (in shares)	0	0	0
Dilutive shares (in shares)	1,726,413	0	0
Diluted weighted average number of shares (in shares)	56,392,311	49,857,998	34,824,311
Earnings / (Loss) Per Share:
Basic (in USD per share)	$ 1.72	$ (0.97)	$ (5.46)
Diluted (in USD per share)	$ 1.67	$ (0.97)	$ (5.46)